Weighted Average Common Shares (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Weighted Average Common Shares [Abstract]
Basic shares outstanding	730.6	748.5	750.7
Dilutive shares	4.0	5.0	6.3
Diluted shares outstanding	734.6	753.5	757.0
Antidilutive shares excluded from computation of earnings per share	7.7	4.6	3.9